Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations
Our contractual obligations as of December 31, 2018 can be summarized as follows:

Payments due by period	Total	1 year	2 year	3 year	4 year	5 year	After 5 years
(in millions)	EUR	EUR	EUR	EUR	EUR	EUR	EUR

Long-Term Debt Obligations, including interest expense [1]	3,383.6	57.3	57.2	57.2	556.5	802.3	1,853.1
Lease Obligations [2]	140.0	36.7	32.3	25.8	19.9	11.9	13.4
Purchase Obligations	4,020.5	3,594.4	324.6	37.6	33.9	8.8	21.2
Carl Zeiss SMT GmbH High NA Funding Commitment	795.3	351.8	282.0	87.0	46.0	28.5	—
Total Contractual Obligations [3]	8,339.4	4,040.2	696.1	207.6	656.3	851.5	1,887.7

1.	See Note 16 Long-term debt for the amounts excluding interest expense.

2.	See Note 14 Right-of-use assets and lease liabilities for details.

3.	We have excluded unrecognized tax benefits for an amount of EUR 208.7 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.